Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 168,490	$ 441,340
Investments	150,135	264,572
Trade, notes and other receivables, net	339,010	123,012
Inventory	354,578	58,280
Current deferred tax asset	144,281
Prepaids and other current assets	64,889	46,983
Current assets of discontinued operations	32,096	51,403
Total current assets	1,253,479	985,590
Non-current investments ($432,768 and $413,858 collateralizing current liabilities)	2,226,875	3,832,659
Intangible assets, net and goodwill	876,589	42,636
Deferred tax asset, net	1,440,605	1,175,558
Other assets	407,370	445,788
Property, equipment and leasehold improvements, net	884,109	410,214
Investments in associated companies ($1,198,029 and $1,314,227 measured using fair value option)	1,991,795	2,274,163
Non-current assets of discontinued operations	182,367	183,690
Total	9,263,189	9,350,298
LIABILITIES
Trade payables and expense accruals	374,321	167,224
Other current liabilities	41,570	25,987
Securities sold under agreements to repurchase	417,479	401,121
Debt due within one year	29,264	133,451
Current liabilities of discontinued operations	14,498	20,057
Total current liabilities	877,132	747,840
Other non-current liabilities	96,316	90,516
Long-term debt	1,874,389	1,546,655
Non-current liabilities of discontinued operations	1,182	1,906
Total liabilities	2,849,019	2,386,917
Commitments and contingencies
Redeemable noncontrolling interests in subsidiary	235,909
EQUITY
Common shares, par value $1 per share, authorized 600,000,000 shares; 244,582,588 and 243,808,147 shares issued and outstanding, after deducting 47,006,711 and 47,525,707 shares held in treasury	244,583	243,808
Additional paid-in capital	1,570,684	1,542,964
Accumulated other comprehensive income	912,421	1,687,363
Retained earnings	3,446,708	3,482,623
Total Leucadia National Corporation shareholders' equity	6,174,396	6,956,758
Noncontrolling interest	3,865	6,623
Total equity	6,178,261	6,963,381
Total	$ 9,263,189	$ 9,350,298